Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Income tax benefit at statutory rate resulting from net operating Loss carryforward	(35%)
Deferred income tax valuation allowance	35%
Actual tax rate	0%

Significant Components of Deferred Income Tax Assets Are As Follows: [Table Text Block]
Year Ended	Estimated NOL Carry-forward	NOL Expires	Estimated Tax Benefit from NOL	Valuation Allowance	Net Tax Benefit

2010	$(2,163,191)	2030	$(757,117)	$757,117	$—
2011	$(2,707,508)	2031	$(947,628)	$947,628	$—
2012	$(2,895,416)	2032	$(1,013,396)	$1,013,396	$—
2013	$(3,912,278)	2033	$(1,369,297)	$1,369,297	$—
	$(11,678,393)		$(4,087,438)	$4,087,438	$—